As filed with the Securities and Exchange Commission on May 4, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 95


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 97


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]  on _________________ pursuant to Rule 485, paragraph (b)
[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]  75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]  on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Equity Index Fund. Equity Index Fund is structured as a master-feeder fund and invests substantially all of its assets in a series of Wells Fargo Core Trust. This registration statement is also executed by Wells Fargo Core Trust.

FORUM
FUNDS
                                                 PROSPECTUS


EQUITY INDEX FUND SEEKS TO DUPLICATE             May 1, 2001
THE RETURN OF THE STANDARD & POOR'S
500 COMPOSITE STOCK INDEX.


THE FUND DOES NOT PAY RULE 12B-1                 EQUITY
(DISTRIBUTION) FEES.                             INDEX FUND

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     FORUM FUNDS



TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                            2


PERFORMANCE                                                                    3


FEE TABLES                                                                     4


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS      4


MANAGEMENT                                                                     5


YOUR ACCOUNT                                                                   7

         HOW TO CONTACT THE FUND                                               7

         GENERAL INFORMATION                                                   7

         BUYING SHARES                                                         7

         SELLING SHARES                                                        9

         SALES CHARGES                                                        10

         EXCHANGE PRIVILEGES                                                  11

         RETIREMENT ACCOUNTS                                                  11


OTHER INFORMATION                                                             12


FINANCIAL HIGHLIGHTS                                                          13

FORUM FUNDS


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Equity Index Fund (the "Fund") seeks to duplicate the return of the S&P 500
Index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of it assets in Index Portfolio (the "Portfolio"), a series of another mutual fund. The Portfolio and Fund have substantially similar investment objectives and investment policies. Through its investment in the Portfolio, the Fund invests in substantially all of the common stocks listed on the S&P 500 Index.

[Margin Callout

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

STANDARD & Poor's 500 Composite Index ("S&P 500 Index") means an unmanaged index
composed  of  common  stocks  of  500  publicly   traded  large   capitalization
companies.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risk of an investment in the Fund is that your investment in the Fund will lose value if the S&P 500 Index loses value.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You could lose money on your investment in the Fund or the Fund could under perform other investments.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk

The Fund may not be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

                                                                     FORUM FUNDS


PERFORMANCE
--------------------------------------------------------------------------------

The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's return compared to a broad measure of market performance. Performance information presented here represents only past performance and does not necessarily indicate future results.

The following chart shows the annual total return for each full calendar year that the Fund has operated. The chart does not reflect sales charges and, if reflected, the returns would be less than shown.

[EDGAR Representaion of Bar Chart]

                28.86%          20.79%          -9.18%
                 1998            1999            2000

During the periods shown in the chart, the highest quarterly return was 21.13% (for the quarter ended December 31, 1998) and the lowest quarterly return was -9.54% (for the quarter ended September 30, 1998).


The following table compares the Fund's average annual total returns as of December 31, 2000 to the S&P 500 Index.


                                  EQUITY         S&P
                                INDEX FUND    500 INDEX
YEAR(S)

1 Year                            -12.81%      -9.10%
Since Inception (12/24/97)        11.88%       13.71%


The S&P 500 Index is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

FORUM FUNDS

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering        4.00%
price)
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                          None
Maximum Deferred Sales Charge (Load)
(as a percentage of amount redeemed)            1.00%(1)
Redemption Fee                                    None
Exchange Fee                                      None

(1)  Applicable only on purchases of $1 million or more.


ANNUAL FUND OPERATING EXPENSES(2)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                  0.15%
Distribution (12b-1) Fees                         None
Other Expenses                                   0.91%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)          1.06%

(2) Based on amounts incurred during the Fund's fiscal year ended September 30, 2000, stated as a percentage of assets. The Fund's expenses include its pro rata share of the Portfolio's expenses.

(3) Certain service providers voluntarily waived a portion of their fees and/or reimbursed certain expenses of the Fund so that Total Annual Fund Operating Expenses did not exceed 0.25%. Fee waivers and/or expense reimbursements may be reduced or eliminated at any time.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR        3 YEARS       5 YEARS      10 YEARS
     $504           $724         $962         $1,644



INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to duplicate the return of the S&P 500 Index.

INVESTMENT STRATEGIES


THE ADVISER'S PROCESS Wells Fargo Funds Management, LLC ("Funds Management"), the Portfolio's investment adviser, and Wells Capital Management ("WCM"), the Portfolio's investment subadviser, generally execute portfolio transactions to:


o replicate the composition and total rate of return, before expenses, of the S&P 500 Index
o invest cash received from portfolio security dividends or investments in the Fund
o    raise cash to fund redemptions


INVESTMENT POLICIES The Fund is a "gateway" fund in a "Core and Gateway(R)" structure. The Fund invests substantially all of its assets in the Portfolio, a series of Wells Fargo Core Trust ("Core Trust"), another mutual fund. The Fund and Portfolio have substantially similar investment objectives and

                                                                     FORUM FUNDS

investment policies. The Fund invests in the Portfolio to enhance its investment opportunities and reduce its operating expenses by sharing the costs of managing a large pool of assets.


Through its investment in the Portfolio, the Fund invests in substantially all of the common stocks listed on the S&P 500 Index. The Portfolio seeks to replicate the total rate of return of the S&P 500 Index and attempts to achieve a 95% correlation between its own investment results (before expenses) and that of the S&P 500 Index. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index is not feasible because the Portfolio's performance may be affected by, among other things, the Portfolio's expenses, transaction costs and shareholder purchases and redemptions.


TEMPORARY DEFENSIVE POSITION In response to adverse market, economic or other conditions, the Fund and the Portfolio may assume a temporary defensive position and invest without limit in cash and high quality cash equivalents such as commercial paper and money market instruments. During such periods, the Fund and the Portfolio may be unable to achieve their investment objectives.


INVESTMENT RISKS

GENERAL The Fund's net asset value and total return will fluctuate based upon changes in the value of the Portfolio and the securities in which the Portfolio invests. The market value of securities in which the Portfolio and the Fund invest is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Portfolio or the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

Since the Fund seeks to replicate the performance of the S&P 500 Index through its investment in the Portfolio, your investment will lose value during the periods when the S&P 500 Index loses value.

The Fund may withdraw its entire investment from the Portfolio at any time if the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interests to do so. The inability of the Fund to find a suitable replacement investment could adversely affect your investment in the Fund.

MANAGEMENT
--------------------------------------------------------------------------------

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Effective March 1, 2001, Wells Fargo Funds Management, LLC, 525 Market Street, San Francisco, California, assumed investment advisory responsibilities for the Portfolio. Prior to March 1, 2001, Wells Fargo Bank, N.A. ("WFB"), provided investment advisory services to the Portfolio. Funds Management is an indirect wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company, and was created to succeed to the mutual fund advisory responsibilities of WFB in early 2001. Funds Management is an affiliate of WFB, which was founded in 1852. WFB is the oldest bank in the western United States and is one of the largest banks in the United States. Subject to the general control of the Board of Trustees of Core Trust, Funds Management is responsible for developing the investment policies and guidelines of the Portfolio and for supervising the Portfolio's subadviser, who is responsible for the Portfolio's day-to-day portfolio management.

Funds Management receives an advisory fee of 0.15% of the average daily net assets of the Portfolio. For the Portfolio's fiscal year ending September 30, 2001, WFB waived a portion of its fee and only received an advisory fee of 0.05%. The Fund pays a portion of the Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

Wells Capital Management Incorporated, 525 Market Street, San Francisco, California, is the Portfolio's

FORUM FUNDS

investment subadviser. WCM is a wholly owned subsidiary of WFB. WCM receives a fee from Funds Management and not the Portfolio for advisory services provided to the Portfolio.

As of December 31, 2000, Funds Management managed over $151.2 billion in assets.


PORTFOLIO MANAGERS

David D. Sylvester and Laurie R. White have been responsible for the day-to-day management of the Portfolio since 1996. Each portfolio manager's business experience is as follows:


DAVID D. SYLVESTER Executive Vice President of Liquidity Investments of WCM since 1998. Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 21 years. Mr. Sylvester has nearly 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

LAURIE R. WHITE Principal for the Liquidity Investments of WCM. Ms. White has been with Wells Fargo & Company and its predecessors since 1991. Ms. White has 15 years of investment experience. Ms. White specializes in managing short-term securities, along with structured and derivative securities and institutional and personal trust assets. Ms. White received a B.A. in Political Science from Carleton College and an M.B.A. from the University of Minnesota.


OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of March 31, 2001, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $98 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


Certain service providers of the Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.25% or less of the Fund's average daily net assets. Waivers and/or reimbursement may be reduced or eliminated at any time.

                                                                     FORUM FUNDS

YOUR ACCOUNT
--------------------------------------------------------------------------------
[Margin Callout

HOW TO CONTACT THE FUND

  WRITE TO US AT:
         Forum Funds
         P.O. Box 446
         Portland, Maine 04112

  OVERNIGHT ADDRESS:
         Forum Funds
         Two Portland Square
         Portland, Maine 04101

  TELEPHONE US AT:
         (800) 94FORUM or
         (800) 943-6786 (Toll Free)
         (207) 879-0001

  WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
         Bankers Trust Company
         New York, New York
         ABA #021001033
         FOR CREDIT TO:
              Forum Shareholder Services, LLC
              Account # 01-465-547
              Re: Equity Index Fund
              (Your Name)
         (Your Account Number)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the net asset value of a share (NAV) plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 11). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV plus the applicable sales charge. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

CHECKS For individual, sole proprietorship, joint and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).


ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.


WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

FORUM FUNDS

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                MINIMUM         MINIMUM
                                INITIAL        ADDITIONAL
                               INVESTMENT      INVESTMENT
Standard Account                 $2,000           $250
Traditional and
Roth IRA Accounts                $1,000           $250
Accounts with Systematic
Investment Plans                  $250            $250


ACCOUNT REQUIREMENTS


                    TYPE OF ACCOUNT                                             REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS         o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole      sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                 o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a     account under the UGMA or the UTMA
child and obtain tax benefits                              o  The custodian must sign instructions in a manner
                                                              indicating custodial capacity
BUSINESS ENTITIES                                          o  Submit a Corporate/ Organization Resolution form or
                                                              similar document
TRUSTS                                                     o  The trust must be established before an account can be
                                                              opened
                                                           o  Provide a certified trust document, or the pages from
                                                              the trust document that identify the trustees


INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                                         HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o  Call or write us for an account application (and a       o  Fill out an investment slip from a confirmation
   Corporate/Organization Resolution form, if applicable)      statement or write us a letter
o  Complete the application (and resolution form)           o  Write your account number on your check
o  Mail us your application (and resolution form) and a     o  Mail us the slip (or your letter) and a check
   check
BY WIRE                                                     BY WIRE
o  Call or write us for an account application (and a       o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)   o  Instruct your bank to wire your money to us
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and resolution
   form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  Instruct your bank to wire your money to us
BY ACH PAYMENT                                              BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application (and a       o  Complete the Systematic Investment section of the
   Corporate/Organization Resolution form, if applicable)      application
o  Complete the application (and resolution form)           o  Attach a voided check to your application
o  Call us to fax the completed application (and resolution o  Mail us the completed application and voided
   form) and we will assign you an account number              check
o  Mail us your original application (and resolution
   form)
o  We can electronically debit the purchase amount from
   your account at a designated institution

                                                                     FORUM FUNDS


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.


                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your application) (See "By Telephone") OR

o    Mail us your request (See "By Mail")
BY TELEPHONE
o    Make your request by telephone (unless you

     declined telephone authorization privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification
o    Redemption proceeds will be:
     o    Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us the completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name

o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of the Fund's shares as follows:

                         SALES CHARGE
                        (LOAD) AS % OF:
                         PUBLIC    NET
 AMOUNT OF              OFFERING  ASSET
 PURCHASE                PRICE    VALUE*   REALLOWANCE %
$0 to $49,999            4.00     4.17        3.50
$50,000 to $99,999       3.50     3.63        3.00
$100,000 to $249,999     3.00     3.09        2.50
$250,000 to $499,999     2.50     2.56        2.10
$500,000 to $999,999     2.00     2.04        1.70
$1,000,000 and up        0.00     0.00        1.00
                                 * Rounded to the nearest one-hundredth percent.

The offering price for the Fund's shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDEMPTIONS A contingent deferred sales charge ("CDSC") is assessed on redemptions of shares that were part of a purchase of $1 million or more. The CDSC is assessed as follows:

      REDEEMED WITHIN                SALES CHARGE
First year of purchase                  1.00%
Second year of purchase                 0.50%

                                                                     FORUM FUNDS

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy the redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were purchased until your redemption request is satisfied.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem Fund shares without a sales charge. Please see the SAI for further information.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                             HOW TO EXCHANGE BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o    The names of each fund you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional, and Roth IRAs. The Fund may be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is being made.

FORUM FUNDS

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income annually and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                                                     FORUN FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated September 30, 2000, which is available upon request, without charge.





                                                 PERIOD ENDED                         YEAR ENDED
                                                SEPTEMBER 30,                          MAY 31,
                                                     2000              2000             1999             1998(1)

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value Per Share                $15.29             $14.01           $11.69            $10.00
Income from Investment Operations:
     Net investment income(2)                        0.08               0.45             0.16              0.07
     Net realized and unrealized gain on
     investments                              ------------------------------------       2.27              1.62
                                                     0.14               1.03
Total from Investment Operations                     0.22               1.48             2.43              1.69
Less Distributions:
     From net investment income                     --                 (0.15)           (0.11)            --
     From net realized capital gain                 --                 (0.05)         --(3)               --
Total Distributions                                 --                 (0.20)           (0.11)            --
Ending Net Asset Value Per Share                   $15.51             $15.29           $14.01            $11.69

OTHER INFORMATION
Ratios to Average Net Assets:

     Net expenses                                    0.25%(5)           0.25%            0.25%             0.25%(5)
     Gross expenses (4)                              1.06%(5)           1.08%            1.26%             2.25%(5)
     Net investment income                           0.91%(5)           1.12%            1.27%             1.41%(5)
Total Return(6)                                      1.44%             10.55%           20.98%            16.90%
Portfolio Turnover Rate(7)                           3%                16%               4%                7%
Net Assets at End of Period (in thousands)          $10,517           $13,482          $11,127            $5,038


-------------------------------------------------------------------------------

(1)  Equity Index Fund commenced operations on December 24, 1997.
(2) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(3)  Less than $0.01 per share.
(4) Reflects expense ratios in the absence of fee waivers and expense reimbursements.
(5)  Annualized.
(6)  Does not include sales charge.
(7)  Information presented is that of the Portfolio in which the Fund invests.

FORUM FUNDS


FOR MORE INFORMATION                                                                          FORUM
                                                                                              FUNDS


                            ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments is available in the Fund's            EQUITY INDEX FUND
 annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND

  You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the

                                     Fund at:

                         FORUM SHAREHOLDER SERVICES, LLC
                                   P.O. Box 446
                              Portland, Maine 04112
                                  (800) 94FORUM
                                  (800) 943-6786
                                  (207) 879-0001


                  SECURITIES AND EXCHANGE COMMISSION INFORMATION
                                  You can also
   review the Fund's annual/semi-annual reports and the SAI at the Public
   Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or by writing to :
                                                                                                  LOGO
                              Public Reference Room
                        Securities and Exchange Commission                                     Forum Funds
                           Washington, D.C. 20549-6009                                        P.O. Box 446
                        E-mail address: publicinfo@sec.gov                                Portland, Maine 04112
                                                                                              (800) 94FORUM

Free copies of the reports and SAI are available from the SEC's Internet Web site            (800) 943-6786
                                 at www.sec.gov.                                             (207) 879-0001












                     Investment Company Act File No. 811-3023

[LOGO]
FORUM
FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                       ------------------------------------------------------


                       May 1, 2001

                       ------------------------------------------------------
                       EQUITY INDEX FUND



ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 805-8258
(207) 879-0001







This Statement of Additional Information (the "SAI") supplements the Prospectus dated May 1, 2001, as may be amended from time to time, offering shares of Equity Index Fund (the "Fund"), a series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended September 30, 2000 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



GLOSSARY                                                                      3


INVESTMENT POLICIES AND RISKS                                                 4


INVESTMENT LIMITATIONS                                                       11


PERFORMANCE DATA AND ADVERTISING                                             13


MANAGEMENT                                                                   16


PORTFOLIO TRANSACTIONS                                                       23


PURCHASE AND REDEMPTION INFORMATION                                          25


TAXATION                                                                     28


OTHER MATTERS                                                                32


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                              A-1


APPENDIX B - MISCELLANEOUS TABLES                                           B-1


APPENDIX C - PERFORMANCE DATA                                               C-1


APPENDIX D - ADDITIONAL ADVERTISING MATERIALS                               D-1

GLOSSARY
--------------------------------------------------------------------------------
As used in this SAI, the following terms have the meanings listed.


"Adviser" means WFB, WFFM and WCM.


"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Wells Core Trust" means Wells Fargo Core Trust, a Delaware business trust.

"Wells Core Trust Board" means the Board of Trustees of Wells Core Trust.

"FAcS" means Forum Accounting Services, LLC, the Fund's fund accountant.

"FAdS" means Forum Administrative Services, LLC, the Fund's administrator.

"FFS" means Forum Fund Services, LLC, the Fund's distributor.

"FSS" means Forum Shareholder Services, LLC, the Fund's transfer agent.

"FFSI" means Forum Financial Services, Inc., the Fund's distributor prior to March 1, 1999.

"Fund" means Equity Index Fund.

 "IRS" means Internal Revenue Service.

"Moody's" means Moody's Investor Service.

"NRSRO" means a nationally recognized statistical rating organization.

 "Portfolio" means Index Portfolio of Wells Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, a Division of the McGraw Hill Companies.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.


"WFB" means Wells Fargo Bank, N.A.

"WFFM" means Wells Fargo Funds Management, LLC.

"WCM" means Wells Capital Management Incorporated.


"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Wells Core Trust. The Fund invests substantially all of its assets in the Portfolio. This section discusses in greater detail than the Fund's Prospectus certain investments that the Portfolio may make.

EQUITY SECURITIES

COMMON AND PREFERRED STOCK

GENERAL The Portfolio may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

DEPOSITARY RECEIPTS

GENERAL The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other similar securities of foreign issuers in order to obtain exposure to foreign securities markets. Depositary receipts are receipts for shares of a foreign-based company and they evidence ownership of the underlying securities issued by that foreign company. ADRs typically are issued by a U.S. bank or trust company and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution and are designed for use in European securities markets.

RISKS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

FIXED INCOME INVESTMENTS

FLOATING AND VARIABLE RATE SECURITIES

The Portfolio may invest in floating and variable rate securities. Fixed income securities with variable or floating rates of interest, under certain limited circumstances have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate fixed income instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Floating and variable rate demand notes and bonds of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Portfolio might be entitled to less than the initial principal amount of the security upon the security's maturity. The Portfolio intends to purchase these securities only when its Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Portfolio may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Portfolio to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Portfolio could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Portfolio's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

BANK OBLIGATIONS

The Portfolio may invest in bank obligations, including certificates of deposit, bankers' acceptances, time deposits, and other short-term debt obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposits to third parties. Other short-term obligations may include uninsured direct bank obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER


The Portfolio may invest in commercial paper. Companies issue commercial paper to finance their current obligations. Commercial paper is short-term unsecured promissory notes and usually has a maturity of less than nine months.


RISKS

GENERAL The market value of the interest-bearing debt securities held by the Portfolio will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Portfolio is subject to risk even if all fixed income securities in the Portfolio's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Portfolio may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK The Portfolio's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Portfolio holds. To limit credit risk, the Portfolio may only invest in (1) convertible fixed income securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Portfolio may retain a security that ceases to be rated or whose rating has been lowered below the Portfolio's lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining the security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Portfolio may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities.

FOREIGN RISK With respect to foreign fixed income securities a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of the principal and interest of these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITION

The Portfolio may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (1) U.S. Government obligations; (2) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (3) commercial paper rated at the date of purchase Prime-1 by Moody's or A-1 or A-1 by S&P, or, if unrated, of comparable quality as determined by the Adviser and (4) repurchase agreements. The Portfolio also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) are among the 75 largest foreign banks in the world as determined on the basis of assets; (3) have branches or agencies in the United States; and (4) in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolio.

OPTIONS AND FUTURES

GENERAL

The Portfolio may purchase or write (sell) put and call options on securities, stock indices and stock index futures. The Portfolio may employ these investment strategies to enhance the Portfolio's performance or to hedge against a decline in the value of securities owned by the Portfolio. The Portfolio may purchase put and call options written by others and may write covered options, which are exchange-traded or over-the-counter options. An option is covered if the Portfolio owns the instrument underlying the option or has an absolute and immediate right to acquire that instrument without additional cash (or, if additional cash is required, cash, U.S. Government securities or other liquid high grade debt securities, in such an amount as held in a segregated account by the Portfolio's custodian). An option on a stock index is "covered" if the Portfolio maintains with its custodian or liquid assets equal to the contract value. A call option is also covered if the Portfolio holds an offsetting call on the same instrument or index as the call written. The Portfolio invests (purchase and sell) in futures and options for hedging purposes.

OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Portfolio's investment portfolio correlate with price movements of the stock index selected.

Accordingly, successful use by the Portfolio of options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When the Portfolio writes an option on a stock index, the Portfolio will place in a segregated account with the Portfolio's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

INDEX FUTURES CONTRACTS The Portfolio may invest in stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the securities comprising the index is made. Generally these futures contracts are closed out prior to the expiration date of the contracts.

OPTIONS AND FUTURES CONTRACTS The purchase of options on stock index futures contracts are similar to other options contracts as described above, where the Portfolio pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, the Portfolio risks the loss of the premium paid for the option. An option on a futures contract gives the purchaser a right to assume a position in a futures contract rather than to purchase or sell stock. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option in the future.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Portfolio invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Portfolio's ability to limit exposures by closing its positions.

Other risks include the inability of the Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Portfolio may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Portfolio's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Portfolio's yield.

OPTIONS AND FUTURES LIMITATIONS

The Portfolio may invest in futures and options contracts regulated by the CFTC for (1) bona fide hedging purposes with the meaning of the rules of the CFTC and
(2) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

ILLIQUID AND RESTRICTED SECURITIES

GENERAL

The Portfolio may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities include:
(1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty-satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Wells Core Trust Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Wells Core Trust Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Wells Core Trust Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:
(1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

REPURCHASE AGREEMENTS

GENERAL

The Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Portfolio may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

LEVERAGE TRANSACTIONS

The Portfolio may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Portfolio through an investment technique is used to make additional Portfolio investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Portfolio uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Portfolio from investing the cash will provide investors a potentially higher return.

BORROWING The Portfolio may borrow money from banks for temporary or emergency purposes. The Portfolio may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Portfolio sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Portfolio's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Portfolio will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING The Portfolio may lend its portfolio securities pursuant to guidelines approved by the Wells Core Trust Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. The Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees.

WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES
AND FORWARD COMMITMENTS

The Portfolio may purchase securities on a "when-issued" or "delayed-delivery" basis and may purchase or sell securities on a "forward commitment" (including "dollar roll" transactions) basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

DOLLAR ROLL TRANSACTIONS

The Portfolio may enter into dollar roll transactions. Dollar roll transactions are transactions in which the Portfolio sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by a dealer for the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.

RISKS

Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Portfolio may magnify losses incurred by the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Portfolio's securities. So long as the Portfolio is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for the Portfolio than if the Portfolio were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Portfolio's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

BORROWING MONEY


Borrow money from a bank except for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).


PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

MAKING LOANS

Make loans, except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

PURCHASE AND SALE OF COMMODITIES

Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except to the extent permitted by the 1940 Act.

NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may:

ILLIQUID SECURITIES

Not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

SECURITIES OF INVESTMENT COMPANIES

Invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

SHORT SALES

Not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

PURCHASING ON MARGIN

Not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

LENDING OF PORTFOLIO SECURITIES

Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

OPTIONS AND FUTURES CONTRACTS

Invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

INVESTING FOR CONTROL

Not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investment in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------
PERFORMANCE DATA

The Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.
o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index; the Russell 2000(R) Index; the Russell Midcap(TM) Index; the Russell 1000(R) Value Index; the Russell 2500TM Index; the Morgan Stanley(R) Capital International - Europe, Australasia and Far East Index; the Dow Jones Industrial Average; the Salomon Brothers Bond Index; the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are standards by which shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

PERFORMANCE CALCULATIONS


The Fund's performance may be quoted in terms of total return. Table 1 in Appendix C includes performance information for the Fund.


TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming that all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                    P   =  a hypothetical initial payment of $1,000
                    T   =  average annual total return
                    N   =  number of years
                    ERV =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns that reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's or the Portfolio's portfolio managers and the portfolio management staff of the Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in the Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                      SYSTEMATIC                      SHARE                        SHARES
          PERIOD                      INVESTMENT                      PRICE                       PURCHASED
             1                           $100                          $10                          10.00
             2                           $100                          $12                          8.33
             3                           $100                          $15                          6.67
             4                           $100                          $20                          5.00
             5                           $100                          $18                          5.56
             6                           $100                          $16                          6.25
                                         ----                          ---                          ----
                                   TOTAL                       AVERAGE                   TOTAL
                                INVESTED  $600                   PRICE  $15.17              SHARES  41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

THE TRUST

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
John Y. Keffer*, Chairman and President      Member and Director, Forum Financial
Born: July 15, 1942                          Group, LLC (a mutual fund services  holding company)
Two Portland Square                          Director, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                           Officer of six other investment companies for which Forum
                                             Financial Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee  of one  other  investment  company  for which  Forum  Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services



                                       16




NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee of one other investment company for which Forum Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................
 ............................................ .........................................................................
Thomas G. Sheehan, Vice President            Managing Director, Forum Financial Group, LLC since 1993
Born:  November 17, 1954                     Special Counsel, Division of Investment Management, Securities and
Two Portland Square                          Exchange Commission
Portland, ME 04101                           Officer of two other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
David I. Goldstein, Vice President           General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                        Officer of five other investment companies for which Forum Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
 ............................................ .........................................................................
 ............................................ .........................................................................
Ronald H. Hirsch, Treasurer                  Managing Director, Operations/Finance and
Born: October 14, 1943                       Operations/Sales, Forum Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of one other investment company for which Forum Financial
                                             Group, LLC provides services

WELLS CORE TRUST


The names of the Trustees and officers of Wells Core Trust, their positions with Wells Core Trust, address, age and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Wells Core Trust is indicated by an asterisk (*).
The Board supervises the Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

NAME,                                         POSITION            PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                               WITH WELLS CORE     PAST 5 YEARS
                                              TRUST

*Robert C. Brown, 65                          Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                        Corporation and Farm Credit System Financial
Sarasota, FL 34231                                                Assistance Corporation since February 1993.
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................
Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994.
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................


                                       17

NAME,                                         POSITION            PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                               WITH WELLS CORE     PAST 5 YEARS

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................
*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................
Richard M. Leach, 63                          Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................
*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401
 ............................................. ................... ....................................................
 ............................................. ................... ....................................................
Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.
                                              ................... ....................................................
 ............................................ .................... ....................................................
Donald C. Willeke, 59                        Trustee              Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403
 ............................................ .................... ....................................................
 ............................................ .................... ....................................................
Michael J. Hogan, 41                         President            Executive Vice President of Wells Fargo Bank, N.A.
                                                                  since July 1999.  Senior Vice President of Wells
                                                                  Fargo Bank, N.A. from April 1997 to May 1999.
                                                                  Vice President of American Express Financial
                                                                  Advisors from May 1996 to April 1997, and Director
                                                                  of American Express Financial Advisors from March
                                                                  1993 to May 1996.
 ............................................ .................... ....................................................
 ............................................ .................... ....................................................
Karla M. Rabusch, 41                         Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                                  since May 2000.  Vice President of Wells Fargo
                                                                  Bank, N.A. from December 1997 to May 2000.  Prior
                                                                  thereto, Director of Managed Assets Investment
                                                                  Accounting of American Express Financial Advisors
                                                                  from May 1994 to November 1997.
 ............................................ .................... ....................................................
 ............................................ .................... ....................................................
C. David Messman, 40                         Secretary            Vice President and Senior Counsel of Wells Fargo
                                                                  Bank, N.A. since January 1996.  Prior thereto,
                                                                  Branch Chief, Division of Investment Management,
                                                                  U.S. Securities and Exchange Commission.

COMPENSATION OF TRUSTEES AND OFFICERS


Effective February 7, 2000, each Trustee of the Trust will be paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund complex which includes all series of the Trust and one other investment company for which the companies of Forum Financial Group, LLC provides services for the period May 31, 2000 through September 30, 2000.

                                                     COMPENSATION                    TOTAL COMPENSATION FROM

TRUSTEE                                               FROM FUND                       TRUST AND FUND COMPLEX
John Y. Keffer                                            $0                                    $0
 ........................................ ..................................... .....................................
 ........................................ ..................................... .....................................
Costas Azariadis                                         $39                                  $4,500
 ........................................ ..................................... .....................................
 ........................................ ..................................... .....................................
James C. Cheng                                           $39                                  $4,500
 ........................................ ..................................... .....................................
 ........................................ ..................................... .....................................
J. Michael Parish                                        $39                                  $4,500


INVESTMENT ADVISER

SERVICES OF ADVISER


Effective March 1, 2001, WFFM became the investment adviser to the Portfolio. Subject to the general supervision of the Wells Core Trust Board, WFFM provides investment advisory services to the Portfolio. Prior to March 1, 2001, WFB provided investment advisory services to the Portfolio. WFFM, an affiliate of WFB, was created to succeed to the mutual fund advisory responsibilities of WFB in early 2001. WFFM is responsible for developing the investment policies and guidelines for the Portfolio, and for supervising WCM, the Portfolio's subadviser. WCM is responsible for the Portfolio's day-to-day portfolio management.


OWNERSHIP OF ADVISERS


WFFM is an indirect wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. WCM is a wholly owned subsidiary of WFB.


OTHER PROVISIONS OF ADVISER'S AGREEMENT


The investment advisory agreement for the Portfolio (the "Advisory Agreement") remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of Wells Core Trust).

The Advisory Agreement with respect to the Portfolio is terminable without penalty by the Wells Core Trust Board or by majority vote of the Portfolio's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.


FEES


WFFM's fees are calculated as a percentage of the Portfolio's average daily net assets. The fee is accrued daily by the Portfolio and is paid monthly based on average net assets for the previous month. WFFM may waive all or any portion of the Portfolio's advisory fees. The Advisory Advisory agreement provides that WFFM may render services to others. WFFM receives fees at the same annual rates as were applicable under the advisory contract with WFB.


Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to its Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Advisers for the past three fiscal years.

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to March 1, 1999, FFSI was the distributor of the Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFS or FFSI, the amount of sales charge reallowed by FFS or FFSI, and the amount of sales charge retained by FFS or FFSI for the past three years (or shorter depending on the Fund's commencement of operations).

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's outstanding voting securities, by a majority vote of the Board, or by FFS.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.


The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The fees include the Fund's pro rata share of the Portfolio's administration fees. for the past fiscal year (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The fees include the Fund's pro rata share of the Portfolio's fund accounting fees. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives with respect to the Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FSS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

CUSTODIAN

As Custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, Massachusetts 02110, serves as independent auditors for the Fund and the Portfolio.


PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

HOW SECURITIES ARE PURCHASED AND SOLD

The Fund invests substantially all of its assets in the Portfolio and does not purchase securities directly. The Portfolio's purchases and sales of fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Portfolio purchases or to whom the Portfolio sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities at a net price. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

The Fund does not pay brokerage commissions directly as it invests substantially all of its assets in the Portfolio.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Adviser has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Portfolio is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Portfolio may not always pay the lowest commission or spread available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Wells Core Trust Board. In determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS


The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Portfolio to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. The Adviser may not use all research services obtained from brokers in connection with the Portfolio. In addition, the Adviser may use the research services for other clients of the Adviser. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.


The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) including Stephens Inc. and Wells Fargo Securities Inc. pursuant to procedures adopted by the Trust. Under the 1940 Act, persons affiliated with Wells Core Trust are prohibited from dealing with Wells Core Trust as a principal in the purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Portfolio may purchase securities from underwriting syndicates of which Stephens Inc. or Wells Fargo Securities Inc. is a member under certain conditions in accordance with the 1940 Act and in compliance with procedures adopted by the Wells Core Trust Board.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Portfolio (the portfolio turnover rate) will vary from year to year depending on many factors. The Portfolio turnover rate is not a limiting factor when the Adviser deems portfolio changes appropriate. Changes may be made in the Portfolio consistent with the investment objectives and policies of the Portfolio whenever such changes are believed to be in the best interest of the Portfolio and its interestholders. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of Forum Shareholder Services, LLC located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor.


The Fund reserves the right to refuse any purchase request.


Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.


NAV DETERMINATION

Net asset value per share for the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

Securities of the Portfolio in which the Fund invests for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Portfolio securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Wells Core Trust Board. All other securities and other assets of the Portfolio for which current market quotations are not readily available are valued at fair value as determined in good faith by the Wells Core Trust Board and in accordance with procedures adopted by the Wells Core Trust Board.


Shares of the Fund may be purchased or redeemed on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

SALES CHARGES

REDUCED SALES CHARGES

You may qualify for a reduced sales charge on purchases of the Fund under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a LOI, which expresses your intent to invest $100,000 or more in the Fund within a period of 13 months. Each purchase under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Fund as if such purchases were executed in a single transaction.

ELIMINATION OF SALES CHARGES

No sales charge is assessed on the reinvestment of the Fund's distributions. No sales charge is assessed on purchases made for investment purposes or on redemptions by:

o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf if its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o Persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program
o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


The tax year-end of the Fund is May 31. The fiscal year end of the Fund is September 30.


MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain income (that is, the excess of net long-term capital gains over net long-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividend-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholder of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distribution of net capital gain from the Fund. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Austin Global Equity Fund                     Mastrapasqua Growth Value Fund
BrownIA Growth Equity Fund                    Maine TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                 New Hampshire TaxSaver Bond Fund
BrownIA Maryland Bond Fund                    Payson Balanced Fund
Daily Assets Cash Fund(1)                     Payson Value Fund
Daily Assets Government Fund(1)               Polaris Global Value Fund
Daily Assets Government Obligations Fund(1)   Shaker Fund(2)
Daily Assets Treasury Obligations Fund(1)     TaxSaver Bond Fund
Equity Index Fund                             The Advocacy Fund
Investors Bond Fund                           Winslow Green Growth Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.
(2) The Trust offers shares of beneficial interest in an institutional and investor share class of this series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Each of the Trust, the investment adviser and subadviser for Index Portfolio, and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS


The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


FUND OWNERSHIP


As of April 30, 2001, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund.


Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund are listed in Table 6 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 30, 2001, the following persons beneficially or of record owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

SHAREHOLDER                                  PERCENTAGE OF
                                             SHARES OWNED
Stratevest & Co.
P.O. Box 2499
Brattleboro, VT  05303-2499                        94.0%

Stratevest & Co. is the nominee for The Stratevest Group, N.A. The Stratevest Group, N.A., organized under the laws of the State of Vermont, is a national banking association and is a wholly owned subsidiary of Banknorth Group, a New England based holding company.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Forum Fund's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


The financial statements of Equity Index Fund and Index Portfolio of Wells Fargo Core Trust are incorporated herein by reference to the Fund's annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The annual report is dated September 20, 2000 and was filed December 5, 2000. These financial statements include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.


REORGANIZATION OF INDEX PORTFOLIO

On April 21, 1999 the Core Trust Board approved an Agreement and Plan of Reorganization whereby the Portfolio, among other series of Core Trust was reorganized on November 5, 1999 into a separate series of Wells Fargo Core Trust, another open-end management company, that has substantially similar investment objectives and policies. The reorganization was part of a plan to consolidate the mutual fund families of Wells Fargo & Company and Norwest Corporation following their November 1998 merger. Pursuant to the Trust's Trust Instrument, the reorganization did not require approval of the Portfolio's interestholders.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE

AAA Bonds, which are rated Aaa, are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds, which are rated Aa, are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds, which are rated Caa, are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue, which is rated "baa", is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue, which is rated "b" generally, lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue, which is rated "ca", is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
      o  Leading market positions in well-established industries.
      o  High rates of return on funds employed.
      o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      o Broad margins in earnings coverage of fixed financial charges and high internal cash generation. o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2(or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH, INC.


F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------
TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                             ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED


   Period Ended September 30, 2000                   $6,528                $1,971                     $4,557
   Year Ended May 31, 2000                          $18,878                    $0                    $18,878
   Year Ended May 31, 1999                          $11,645                    $0                    $11,645
   December 17, 1997 to May 31, 1998                 $2,990                    $0                     $2,990


TABLE 2 - SALES CHARGES

The following table shows the dollar amount of aggregate sales charge paid to FFS or FFSI, the amount retained, and the amount reallowed to financial institutions.

                                            AGGREGATE SALES CHARGE           AMOUNT                  AMOUNT
                                                                            RETAINED                REALLOWED

   Period Ended September 30, 2000                       $0                      $0                       $0
   Year Ended May 31, 2000                             $409                     $49                     $360
   Year Ended May 31, 1999                               $0                      $0                       $0
   December 17, 1997 to May 31, 1998                     $0                      $0                       $0


TABLE 3 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                    PAYABLE                  WAIVED                 RETAINED

   Period Ended September 30, 2000                   $9,183                   $9,194                   $(11)
   Year Ended May 31, 2000                          $28,036                  $28,036                      $0
   Year Ended May 31, 1999                          $19,476                  $19,454                     $22
   December 17, 1997 to May 31, 1998                 $5,154                   $5,147                      $7


TABLE 4 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                            ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED


   Period Ended September 30, 2000                   $6,527                      $0                   $6,527
   Year Ended May 31, 2000                          $15,224                  $7,000                   $8,224
   Year Ended May 31, 1999                          $12,760                 $12,000                     $760
   December 17, 1997 to May 31, 1998                 $7,506                      $0                   $7,506




                                       B-1

TABLE 5 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS with respect to the Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.

                                              TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                                                    PAYABLE                  WAIVED                 RETAINED

   Period Ended September 30, 2000                    $4,198                      $0                   $4,198
   Year Ended May 31, 2000                           $44,241                 $33,266                  $10,975
   Year Ended May 31, 1999                           $31,635                 $31,434                     $201
   December 17, 1997 to May 31, 1998                 $10,295                  $4,998                   $5,297


TABLE 6 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of the shares of the Fund, as of April 30, 2001.

NAME AND ADDRESS                                   % OF FUND
Stratevest & Co.                                     94.0%

P.O. Box 2499
Brattleboro, VT  05303-2499

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGE)


The average annual total return of the Fund for the period ended September 30, 2000, was as follows.


                                    CALENDAR
                            ONE MONTH   THREE       YEAR TO DATE  ONE YEAR   THREE     FIVE      TEN           SINCE
                                          MONTHS                              YEARS     YEARS     YEARS      INCEPTION

                             (5.31)%     (0.96)%      (1.46)%       13.27%     N/A       N/A       N/A        18.14%


TABLE 2 - TOTAL RETURNS (WITH SALES CHARGE)


The average annual total return of the Fund for the period ended September 30, 2000, was as follows.



                                ONE YEAR   FIVE       TEN YEARS      SINCE
                                             YEARS                 INCEPTION

                                   8.74%       N/A        N/A       16.41%

APPENDIX D - ADDITIONAL ADVERTISING MATERIALS
--------------------------------------------------------------------------------
TEXT OF FORUM BROCHURE

In connection with its advertisements, the Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. The form of text, which is currently in use, is set forth below.

FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS


Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.


Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.95 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ: PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisers and banks
*Among the nation's largest third-party fund administrators
*Uses proprietary in-house systems and custom programming capabilities *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds
*Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice

*Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution: $73 billion
*Client Assets Processed by Fund Accounting: $53 billion
*Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes
*International Ventures: Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations *Forum Employees: United States -215, Poland - 180, Bermuda - 4

FORUM CONTACTS:

John Burns, Director, Forum Investment Advisors, LLC, (207) 879-1900 X 6132 Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.25 Billion
*Non-managed Custody Assets: $412 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 11 shareholders; 10 managing directors
*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
         (a).

(d)  (1)      Investment Advisory Agreement between Registrant and H.M. Payson &
              Co. relating to Payson Value Fund and Payson Balanced Fund dated
              December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May
              26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

     (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

     (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).


     (9) Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).


     (10) Investment Advisory Agreement between Registrant and Winslow Management Company, relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (11) Form of Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund
             (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 92 via EDGAR on April 12, 2001, accession number 0001004402-01-500016).

(e)  (1)      Form of Selected Dealer Agreement between Forum Financia
              Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment
              No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-
              000307).

     (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small -Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit
              (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


(f)      None.

(g)  (1)      Custodian Agreement between Registrant and Forum Trust, LLC dated
              May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-
              Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond
              Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond
              Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond
              Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global
              Value Fund, Investor Shares and Institutional Shares of Shaker
              Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth
              Fund, and Investor Shares, Institutional Shares and Institutional
              Service Shares of Daily Assets Treasury Obligations Fund, Daily
              Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via
              EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


     (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced

              Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit
              (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


(h)  (1)      Administration Agreement between Registrant and Forum
              Administrative Services, LLC relating to Austin Global Equity
              Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund,
              BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond
              Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund,
              New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson
              Value Fund, Polaris Global Value Fund, Investor Shares and
              Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The
              Advocacy Fund, Winslow Green Growth Fund, and Investor Shares,
              Institutional Shares and Institutional Service Shares of Daily
              Assets Treasury Obligations Fund, Daily Assets Government Fund,
              Daily Assets Government Obligations Fund and Daily Assets Cash
              Fund(Exhibit incorporated by reference as filed as Exhibit (h)(2) in post- effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


     (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund(Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (4) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

     (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


     (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

     (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
              (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


     (11) Shareholder Service Plan of Registrant dated April 26, 2001 relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).


     (12) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
              (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)  (1)      Opinion of Seward & Kissel LLP dated January 5, 1996 (Exhibit incorporated by reference as filed as Exhibit (10)(a) in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)      None.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No.62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)   (1)     Rule 12b-1 Plan effective January 1, 1999 adopted by the
              Investor Shares of Daily Assets Treasury Obligations Fund, Daily
              Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via
              EDGAR on December 15, 1998, accession number
              0001004402-98-000648).

     (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


     (3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund (Exhibit filed herewith).


(n)  (1)      18f-3 plan adopted by Registrant (Exhibit incorporated by
              reference as filed as Exhibit (18) in post-effective amendment No.
              62 via EDGAR on May 26, 1998, accession number 0001004402-98-
              000307).


     (2) 18f-3 Plan, dated April 26, 2001, adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047)


(p)  (1)      Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment
              No. 83 via EDGAR on September 29, 2000, accession number
              0001004402-00-000327).

     (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

     (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

     (14) Form of Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit to be filed by future amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).


(C) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264)

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
          (j)(4), (j)(5), (j)(6), (j)(7), (j)(8), (j)(9), (j)(10), (j)(11) and
          (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In accordance with Section 3803 of the Delaware Business Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02. INDEMNIFICATIOa)
         (a) Subject to the exceptions and limitations contained in Section (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;)

           (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilitieb)


        (b) No indemnification shall be provided hereunder to a Covered Person)

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or)

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office

               (A) By the court or other body approving the settlement



               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);


         provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent cou.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section.


(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditiIns:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnificn.


(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; and Forum Investment Advisers, LLC include language similar to the following:

"SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; Brown Investment Advisors & Trust Company; D.F. Dent and Company, Inc. Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

"SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

"(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distrir.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or ded.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are basedn:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributr

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Cla).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or ded.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide ne.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agree).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Ss.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agret.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT AER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member.

         Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Assistant Secretary                 Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors,


(b)      H.M. Payson & Co.

         The  description of H.M.  Payson & Co.  (investment  adviser to Payson
         Value Fund and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement
         (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following are the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square,
         Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson &


                                       11


(c)       Austin Investment Management, Inc.

          The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement
          (accession number 0001004402-00-000261), is incorporated by reference herein.

          The  following  is the  director  and  officer  of  Austin  Investment
          Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management
                                              Secretary


(d)      Brown Investment Advisory & Trust Company

         The description of Brown Investment Advisory & Trust Company
         ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and
         BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement
         (accession number 0001004402-00-000327), is incorporated by reference herein.

         The following are the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              .................................... ..................................
                                              President                            The Maryland Zoological Society
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
         .................................... .................................... ..................................
         David L. Hopkins, Jr.                Trustee                              Brown
                                              .................................... ..................................
                                              Director                             Westvaco Corporation
                                              .................................... ..................................
                                              Director                             Metropolitan Opera Association
                                              .................................... ..................................
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              .................................... ..................................
                                              Trustee                              Maryland Historical Society
         .................................... .................................... ..................................
         Frank Bonsal                         Trustee                              Brown
                                              .................................... ..................................
                                              Partner                              New Enterprise Associates
                                                                                   1119 St. Paul Street
                                                                                   Baltimore, MD 21202
                                              .................................... ..................................
                                              Board Member                         Aether Systems
                                                                                   Owings Mills, MD
                                              .................................... ..................................
                                              Board Member                         CORVIS Corporation
                                                                                   Columbia, MD
                                              .................................... ..................................
                                              Board Member                         ViewGate Networks, Inc.
                                                                                   (formerly Network People)
                                                                                   Arlington, VA
                                              .................................... ..................................
                                              Board Member                         MedSpecialists, Inc.
                                                                                   Charlottesville, VA
                                              .................................... ..................................
                                              Board Member                         Seneca Networks, Inc.
                                                                                   Rockville, MD
                                              .................................... ..................................
                                              Board Member                         Versient.com (formerly
                                                                                   Worldnetpress)
                                              .................................... ..................................
                                              Special Limited Partner              Amadeus Capital Partners
                                              .................................... ..................................
                                              Special Limited Partner              Boulder Venture
                                              .................................... ..................................
                                              Special Limited Partner              Novak Biddle
                                              .................................... ..................................
                                              Special Limited Partner              Trellis Ventures
                                              .................................... ..................................
                                              Special Limited Partner              Windward Ventures


                                       12

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              .................................... ..................................
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              .................................... ..................................
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              .................................... ..................................
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              .................................... ..................................
                                              Chairman                             Flag Investors Mutual Funds
                                              .................................... ..................................
                                              Investment Committee Member          Mercy Medical Center
                                              .................................... ..................................
                                              Investment Committee Member          St. Mary's Seminary
                                              .................................... ..................................
                                              Investment Committee Member          Archdiocese of Baltimore
                                              .................................... ..................................
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              .................................... ..................................
                                              Investment Committee Member          W. Alton Jones Foundation
         .................................... .................................... ..................................
         William C. Baker                     Trustee                              Brown
                                              .................................... ..................................
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              .................................... ..................................
                                              Trustee                              John Hopkins Hospital
                                              .................................... ..................................
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              .................................... ..................................
                                              Director                             Baltimore Community Foundation
         .................................... .................................... ..................................
         Jack S. Griswold                     Trustee                              Brown
                                              .................................... ..................................
                                              Managing Director                    Armata Partners
                                              .................................... ..................................
                                              Director                             Alex. Brown Realty
                                              .................................... ..................................
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              .................................... ..................................
                                              Chairman                             Maryland Historical Society
                                              .................................... ..................................
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              .................................... ..................................
                                              Treasurer                            Washington College
                                              .................................... ..................................
                                              Chair                                Campaign for Washington's College
         .................................... .................................... ..................................
         L. Linehan                           Trustee                              Brown
                                              .................................... ..................................
                                              President                            Woodbrook Capital, Inc.
                                              .................................... ..................................
                                              Chairman                             Strescon Industries
                                              .................................... ..................................
                                              Chairman                             UMBC Board of Visitors
                                              .................................... ..................................
                                              Chairman Investment Committee        Gilman School
                                              .................................... ..................................
                                              Board of Directors Member            Stoneridge, Inc.
                                              .................................... ..................................
                                              Board of Directors Member            Sagemaker, Inc.
                                              .................................... ..................................
                                              Board of Directors Member            Board of Directors Member
                                              .................................... ..................................
                                              Board of Directors Member            Board of Directors Member
                                              .................................... ..................................
                                              Board of Directors Member            St. Mary's Seminary & University
                                              .................................... ..................................
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              .................................... ..................................
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council


                                       13

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              .................................... ..................................
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              .................................... ..................................
                                              Chairman                             The Americas Region of Colliers
                                                                                   International
                                              .................................... ..................................
                                              Vice President                       France Foundation
                                              .................................... ..................................
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              Board of Directors Member            France-Merrick Foundation
                                              .................................... ..................................
                                              Trustee                              The John Hopkins University
                                              .................................... ..................................
                                              Trustee                              The Greater Baltimore Committee
                                              .................................... ..................................
                                              Trustee                              Gilman School
                                              .................................... ..................................
                                              Trustee                              Calvert School
                                              .................................... ..................................
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              .................................... ..................................
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              .................................... ..................................
                                              Trustee                              The Greater Baltimore Alliance
                                              .................................... ..................................
                                              Director                             Baltimore Reads, Inc.
                                              .................................... ..................................
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              .................................... ..................................
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              .................................... ..................................
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         .................................... .................................... ..................................
         John J.F. Sherrerd                   Trustee                              Brown
                                              .................................... ..................................
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              .................................... ..................................
                                              Director                             C. Brewer and Company
                                              .................................... ..................................
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              .................................... ..................................
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              .................................... ..................................
                                              Trustee                              GESU School
                                              .................................... ..................................
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              .................................... ..................................
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School
         .................................... .................................... ..................................
         David M. Churchill, CPA              Chief Financial Officer              B

(e)      Brown Advisory Incorporated

         The description of Brown Advisory Incorporated ("Brown
         Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number
         0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South
         Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                       14

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown Advisory
                                              .................................... ..................................
                                              President, Chief Executive           Brown
                                              Officer, Trustee
                                              .................................... ..................................
                                              President                            The Maryland Zoological Society
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
         .................................... .................................... ..................................
         David L. Hopkins, Jr.                Treasurer                            Brown Advisory
                                              .................................... ..................................
                                              Chairman                             Brown
                                              .................................... ..................................
                                              Director                             Westvaco Corporation
                                              .................................... ..................................
                                              Director                             Metropolitan Opera Association
                                              .................................... ..................................
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              .................................... ..................................
                                              Trustee                              Maryland Historical Society
         .................................... .................................... ..................................
         Edward Dunn III                      Secretary                            Brown Advi


(f)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc.
         ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number
         0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services,


(g)      Mastrapasqua & Associates

         The description of Mastrapasqua & Associates ("Mastrapasqua")
         (investment adviser to Mastrapasqua Growth Value Fund) contained in
         Parts A and B of post-effective amendment No. 80 to the Trust's
         Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville,
         Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapa
                                              Security Analyst

(h)      Trillium Asset Management Corporation

         The description of Trillium Asset Management Corporation (the
         "Adviser") (investment adviser to The Advocacy Fund) contained in Parts
         A and B of post-effective amendment No. 82 to the Trust's Registration
         Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

         The following are the directors and officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts
         02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.



                                       15

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Joan Bavaria                         President, Board of Directors     Adviser
                                              Member, Treasurer
                                              ................................. .....................................
                                              President, Treasurer and          FRDC California Corporation
                                              Director                          (dissolved)
                                              ................................. .....................................
                                              President, Treasurer and          Franklin Insight, Inc. (Purchased
                                              Director  (formerly)              by the Adviser)
                                              ................................. .....................................
                                              Founding Co-Chair                 Coalition for Environmentally
                                                                                Responsible Economies
                                                                                Boston, MA
                                              ................................. .....................................
                                              Director (formerly)               Green Seal
                                                                                Washington, DC
                                              ................................. .....................................
                                              Director                          Lighthawk
                                                                                San Francisco, CA
                                              ................................. .....................................
                                              Advisory Board                    The Greening of Industry
                                                                                Worcester, MA
                                              ................................. .....................................
                                              Director (formerly)               Social Investment Forum
                                                                                Boston, MA
                                              ................................. .....................................
                                              Chair (formerly)                  National Advisory Committee for
                                                                                Policy and Technology's
                                                                                Subcommittee, Community Based
                                                                                Environmental Policy
                                                                                Washington, DC
         .................................... ................................. .....................................
         Patrick J. McVeigh                   Executive Vice President          Adviser
                                              ................................. .....................................
                                              Director                          SEED Haiti Community Development
                                                                                Loan Fund
                                                                                99 High Street,
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Shelley Alpern                       Director, Assistant Vice          Adviser
                                              President
                                              ................................. .....................................
                                              Student (formerly)                University of Texas
                                                                                Austin, TX
         .................................... ................................. .....................................
         Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                              Investment Officer
                                              ................................. .....................................
                                              Chairman 1991-1997                Standards and Policy Subcommittee,
                                              Member 1982-1999                  Association for Investment
                                                                                Management and Research
                                                                                Charlottesville, VA 22903
                                              ................................. .....................................
                                              Member (formerly)                 Council of Examiners, Institute of
                                                                                Chartered Financial Analysts
                                                                                Charlottesville, VA 22903
         .................................... ................................. .....................................
         F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                                327 West Main Street
                                                                                Durham, NC 27701-3215
                                              ................................. .....................................
                                              Director (until 6/98)             Durham Community Land Trust
                                                                                1401 Morehead Avenue
                                                                                Durham, NC 27707
         .................................... ................................. .....................................
         Susan Baker Martin                   Vice President                    Adviser
                                              ................................. .....................................
                                              Trustee                           Congregational Church of South
                                                                                Dartmouth
                                                                                Middle Street
                                                                                Dartmouth, MA


                                       16

         Name                                 Title                                Business Connection
         .................................... ................................. .....................................
         Lisa Leff, CFA                       Vice President                    Adviser
                                              ................................. .....................................
                                              Director and Employee (until      Smith Barney Asset Management
                                              1999)                             388 Greenwich Street
                                                                                New York, NY 10013
                                              ................................. .....................................
                                              Director (until 1999)             Social Investment Forum
                                                                                Washington, DC
                                              ................................. .....................................
                                              Founder and Co-Chair (until       Social Investment Security Analysts
                                              1999)                             Group, New York Society of Security
                                                                                Analysts
                                                                                New York, NY
                                              ................................. .....................................
                                              Director                          Verite
                                                                                Amherst, MA
                                              ................................. .....................................
                                              Director (until 1999)             Maternity Center Association
                                                                                23rd and Park Avenue
                                                                                New York, NY
         .................................... ................................. .....................................
         Stephanie R. Leighton, CFA           Vice President                    Adviser
                                              ................................. .....................................
                                              Treasurer                         Local Enterprise Assistance Fund,
                                                                                Boston, MA
                                              ................................. .....................................
                                              Executive Committee Member        New England Chapter of the Social
                                                                                Investment Forum
                                                                                Boston, MA
         .................................... ................................. .....................................
         Cheryl I. Smith, CFA                 Vice President                    Adviser
                                              ................................. .....................................
                                              Finance Committee (Director,      Resist
                                              formerly)                         259 Elm Street, Suite 201
                                                                                Somerville, MA 02144
                                              ................................. .....................................
                                              Treasurer                         Performing Artists at Lincoln School
                                                                                Kennard Road
                                                                                Brookline, MA 02445
         .................................... ................................. .....................................
         Eric Becker, CFA                     Vice President                    Adviser
                                              ................................. .....................................
                                              Director                          Interlock Media, Inc.
                                                                                Cambridge, MA
         .................................... ................................. .....................................
         Linnie McLean                        Senior Vice President             Adviser
                                              ................................. .....................................
                                              Loan Committee                    Boston Community Loan Fund
                                                                                Boston, MA
         .................................... ................................. .....................................
         Patricia L. Davidson                 Vice President                    Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Member                            Program Committee, The Women's
                                                                                Foundation
                                                                                340 Pine Street
                                                                                San Francisco, CA
         .................................... ................................. .....................................
         Diane M. DeBono                      Senior Vice President             Adviser
         .................................... ................................. .....................................
         James Crawford, JD                   Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor, Associate Dean         University of California,
                                              (retired)                         Berkley, CA
         .................................... ................................. .....................................
         Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor                         New York University
                                                                                Stern School of Business
                                                                                44 W. 4th Street
                                                                                New York, NY
                                              ................................. .....................................
                                              Max McGraw Professorship of       University of Michigan
                                              Sustainable Enterprise and        Ann Arbor, MI 48109
                                              Associated Directorship


                                       17

         Name                                 Title                                Business Connection
         .................................... ................................. .....................................
         Robert Glassman                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Chairman Investment Committee     The Boston Foundation
                                                                                Boston, MA
         .................................... ................................. .....................................
         Sally Greenberg, JD                  Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Senior Product Safety Counsel     Consumers Union
                                                                                1666 Connecticut Avenue N.W.
                                                                                Washington, DC 20009
                                              ................................. .....................................
                                              President (past)                  Massachusetts Women's Bar
                                                                                Association
                                                                                Boston, MA
                                              ................................. .....................................
                                              Eastern States Civil Rights       Anti-Defamation League
                                              Counsel                           1 Lincoln Plaza
                                                                                Boston, MA
         .................................... ................................. .....................................
         Charles Grigsby                      Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Senior Vice President             Mass Capital Resource Company
                                                                                420 Boylston Street
                                                                                Boston, MA 02116
                                              ................................. .....................................
                                              Director and Acting Deputy        City of Boston Neighborhood
                                                                                Development Department
                                                                                26 Court Street
                                                                                Boston, MA 02108
                                              ................................. .....................................
                                              Member (formerly)                 Federal Reserve Bank Small
                                                                                Business Advisory Committee
                                              ................................. .....................................
                                              Member (formerly)                 Massachusetts State Board of
                                                                                Education
         .................................... ................................. .....................................
         Milton Moskowitz                     Board of Directors Member         Adviser
                                              ................................. .....................................
                                              ................................. .....................................
                                              Writer                            Mill Valley, CA 94941
         .................................... ................................. .....................................
         Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Economic Consultant               New York, NY
                                              ................................. .....................................
                                              Senior Fellow                     Brookings Institution, Center on
                                                                                Urban and Metropolitan Policy
                                                                                1775 Massachusetts Avenue N.W.,
                                                                                Washington, DC 20036
                                              ................................. .....................................
                                              Chair (formerly)                  Council of Institutional
                                                                                Investors Executive Committee
         .................................... ................................. .....................................
         John Plukas                          Board of Directors Member         Adviser
                                              ................................. .....................................
                                              President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
                                              ................................. .....................................
                                              Director                          New England Foundation for the Arts
                                                                                Boston, MA


                                       18

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         George Rooks                         Portfolio Manager, Board of       Adviser
                                              Directors Member
                                              ................................. .....................................
                                              President and Owner               Heritage Capital Management
                                                                                31 Milk Street
                                                                                Boston, MA
                                              ................................. .....................................
                                              Investment Manager                J.L. Kaplan Associates
                                                                                29 Commonwealth Avenue
                                                                                Boston, MA
                                              ................................. .....................................
                                              President (formerly)              First Capital Corporation of
                                                                                Boston
                                                                                Boston, MA
                                              ................................. .....................................
                                              President (formerly)              First Venture Capital Corporation
                                                                                Boston, MA
                                              ................................. .....................................
                                              Portfolio Manager (formerly)      BankBoston
                                                                                Boston, MA
                                              ................................. .....................................
                                              Trustee                           Jewish Federation of the North
                                                                                Shore
                                                                                Boston, MA
         .................................... ................................. .....................................
         Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                              ................................. .....................................
                                              Professor                         Columbia University School of
                                                                                Architecture
                                                                                New York, NY
                                              ................................. .....................................
                                              Director, Vice President          Franklin Insight, Inc.
                                              (Formerly)
                                              ................................. .....................................
                                              Director                          Wainwright Bank & Trust Company
                                                                                63 Franklin Street
                                                                                Boston, MA 02110
         .................................... ................................. .....................................
         William Torbert, Ph.D.               Board of Directors Member         Adviser
                                              ................................. .....................................
                                              Professor                         Boston College
                                                                                Chestnut Hill


(i)      Wells Fargo Funds Management, LLC

         Wells Fargo Funds Management, LLC ("Funds Management"), 525 Market St.,
         San Francisco, CA, assumed investment advisory responsibilities for Index Portfolio, a series of Wells Fargo Core Trust, on or about March
         1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells
         Fargo & Company and affiliate of Wells Fargo Bank, N.A., was created for this purpose in early 2001. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidia.



(j)      Wells Capital Management Incorporated

         The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective amendment No. 83
         (accession number 0001004402-00-000327) to the Trust's Registration
         Statement, is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.



                                       19

(k)      Shaker Management, Inc.


         The description of Shaker Management, Inc. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
         Amendment No. 94 (accession number 0001004402-01-500047) to the Trust's
         Registration Statement, is incorporated by reference herein.


         The following are the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President and Director            Shaker
                                              ................................. .....................................
                                              President and Director            Shaker Investments, Inc.
                                              ................................. .....................................
                                              Managing Member                   Shaker Investment Management, LLC
         .................................... ................................. .....................................
         David Rogers Webb                    Executive Vice President and      Shaker
                                              Director
                                              ................................. .....................................
                                              Executive Vice President and      Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC
         .................................... ................................. .....................................
         Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                              Director
                                              ................................. .....................................
                                              Chairman of the Board and         Shaker Investments, Inc.
                                              Director
                                              ................................. .....................................
                                              Managing Member                   Shaker Investments Management, LLC

(l)      Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of
         Post-Effective Amendment No. 91 (accession number 0001004402-01-000118) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John W Adams                         Chairman and Chief Executive         AHH
                                              Officer
         .................................... .................................... ..................................
         Steven B. Frankel                    Managing Director                    AHH
         .................................... .................................... ..................................
         Sharon Lewis                         Managing Director                    AHH
         .................................... .................................... ..................................
         Timothy J. McMahon                   Managing Director                    AHH
         .................................... .................................... ..................................
         Theodore L. Stebbins                 Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Benning                         Managing Director                    AHH
         .................................... .................................... ..................................
         Greg Brown                           Managing Director                    AHH
         .................................... .................................... ..................................
         Lawrence F. Calahan, II              Managing Director                    AHH
         .................................... .................................... ..................................
         Cynthia A. Cycon                     Managing Director                    AHH
         .................................... .................................... ..................................
         Francis J. Dailey                    Managing Director                    AHH
         .................................... .................................... ..................................
         Rick Franco                          Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph W. Hammer                     Managing Director                    AHH
         .................................... .................................... ..................................
         James Kedersha                       Managing Director                    AHH
         .................................... .................................... ..................................
         Russell W. Landon                    Managing Director                    AHH
         .................................... .................................... ..................................
         Benjamin A. Marsh                    Managing Director                    AHH
         .................................... .................................... ..................................
         Paul M. Mazzarella                   Managing Director                    AHH
         .................................... .................................... ..................................
         Danny McDonald                       Managing Director                    AHH


                                       20

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O'Hare                         Managing Director                    AHH
         .................................... .................................... ..................................
         Matthew W. Patsky                    Managing Director                    AHH
         .................................... .................................... ..................................
         Joseph Ranieri                       Managing Director                    AHH
         .................................... .................................... ..................................
         Ronald D. Ree                        Managing Director                    AHH
         .................................... .................................... ..................................
         Jack Robinson                        Managing Director                    AHH
         .................................... .................................... ..................................
         Christopher Sands                    Managing Director                    AHH
         .................................... .................................... ..................................
         Jamie Simms                          Managing Director                    AHH
         .................................... .................................... ..................................
         John Tesoro                          Managing Director                    AHH
         .................................... .................................... ..................................
         Harry E. Wells III                   Managing Director and Clerk          AHH
         .................................... .................................... ..................................
         Carol Werther                        Managing Director                    AHH
         .................................... .................................... ..................................
         Deborah Widener                      Managing Director                    AHH
         .................................... .................................... ..................................
         Sam Wilkins III                      Managing Director                    AHH
         .................................... .................................... ..................................
         Frederick L. Wolf                    Managing Director                    AHH
         .................................... .................................... ..................................
         Allyn C. Woodward Jr.                President and Managing Director      AHH
         .................................... .................................... ..................................
         Stephen Zak                          Managing Director, CFO and           AHH
                                              Treasurer
         .................................... .................................... ..................................
         J. Eric Anderson                     Principal                            AHH
         .................................... .................................... ..................................
         Nancy R. Atcheson                    Principal                            AHH
         .................................... .................................... ..................................
         Barry Bocklett                       Principal                            AHH
         .................................... .................................... ..................................
         Susan Braverman-Lione                Principal                            AHH
         .................................... .................................... ..................................
         Blaine Carroll                       Principal                            AHH
         .................................... .................................... ..................................
         Thomas C. Cochran III                Principal                            AHH
         .................................... .................................... ..................................
         Mike Comerford                       Principal                            AHH
         .................................... .................................... ..................................
         James Corscadden                     Principal                            AHH
         .................................... .................................... ..................................
         Gordon Cromwell                      Principal                            AHH
         .................................... .................................... ..................................
         Vernon Essi                          Principal                            AHH
         .................................... .................................... ..................................
         Rick Faust                           Principal                            AHH
         .................................... .................................... ..................................
         Elizabeth T. Harbison                Principal                            AHH
         .................................... .................................... ..................................
         Robert H. Johnson                    Principal                            AHH
         .................................... .................................... ..................................
         Chris Leger                          Principal                            AHH
         .................................... .................................... ..................................
         Jeff McCloskey                       Principal                            AHH
         .................................... .................................... ..................................
         John F. Murphy                       Principal                            AHH
         .................................... .................................... ..................................
         Bridget O'Brien                      Principal                            AHH
         .................................... .................................... ..................................
         Ben Z. Rose                          Principal                            AHH
         .................................... .................................... ..................................
         Robert Sheppard                      Principal                            AHH
         .................................... .................................... ..................................
         Howard Silfen                        Principal                            AHH
         .................................... .................................... ..................................
         Gordon L. Szerlip                    Principal                            AHH
         .................................... .................................... ..................................
         David Thibodeau                      Principal                            AHH
         .................................... .................................... ..................................
         Charles Trafton                      Principal                            AHH
         .................................... .................................... ..................................
         Mark E. Young                        Principal                            AHH
         .................................... .................................... ..................................
         Alexandra Adams                      Vice President                       AHH
         .................................... .................................... ..................................
         Alexander Arnold                     Vice President                       AHH
         .................................... .................................... ..................................
         Greg Beloff                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Bruno                            Vice President                       AHH
         .................................... .................................... ..................................
         Jerry Buote                          Vice President                       AHH
         .................................... .................................... ..................................
         Joe Buttarazzi                       Vice President                       AHH
         .................................... .................................... ..................................
         Peter Cahill                         Vice President                       AHH
         .................................... .................................... ..................................
         Sarah Cannon                         Vice President                       AHH
         .................................... .................................... ..................................
         Joe Ciardi                           Vice President                       AHH
         .................................... .................................... ..................................
         Ben Conway                           Vice President                       AHH
         .................................... .................................... ..................................
         Dan Coyne                            Vice President                       AHH
         .................................... .................................... ..................................
         Matthew Epstein                      Vice President                       AHH
         .................................... .................................... ..................................
         Frank Gaul                           Vice President                       AHH
         .................................... .................................... ..................................
         James Jasinski                       Vice President                       AHH
         .................................... .................................... ..................................
         Michael Landry                       Vice President                       AHH
         .................................... .................................... ..................................


                                       21

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Tim Leland                           Vice President                       AHH
         .................................... .................................... ..................................
         Jeff Liguori                         Vice President                       AHH
         .................................... .................................... ..................................
         Michael Moses                        Vice President                       AHH
         .................................... .................................... ..................................
         Cindy Mulica                         Vice President                       AHH
         .................................... .................................... ..................................
         Sandra Notardonato                   Vice President                       AHH
         .................................... .................................... ..................................
         Channing Page                        Vice President                       AHH
         .................................... .................................... ..................................
         Lynn Pieper                          Vice President                       AHH
         .................................... .................................... ..................................
         Andrew Pojani                        Vice President                       AHH
         .................................... .................................... ..................................
         Ryan Rauch                           Vice President                       AHH
         .................................... .................................... ..................................
         Felicia Reed                         Vice President                       AHH
         .................................... .................................... ..................................
         Laura Richardson                     Vice President                       AHH
         .................................... .................................... ..................................
         Marvin Ritchie                       Vice President                       AHH
         .................................... .................................... ..................................
         Patrick Sherbrooke                   Vice President                       AHH
         .................................... .................................... ..................................
         Jeffrey Sihpol                       Vice President                       AHH
         .................................... .................................... ..................................
         Jonathan Skinner                     Vice President                       AHH
         .................................... .................................... ..................................
         Amalia Spera                         Vice President                       AHH
         .................................... .................................... ..................................
         Jennifer St. Germain                 Vice President                       AHH
         .................................... .................................... ..................................
         Curtis Thom                          Vice President                       AHH
         .................................... .................................... ..................................
         Lisa Thors                           Vice President                       AHH
         .................................... .................................... ..................................
         Katie Tiger                          Vice President                       AHH
         .................................... .................................... ..................................
         Scott Van Winkle                     Vice President                       AHH
         .................................... .................................... ..................................
         Tim Vetrano                          Vice President                       AHH
         .................................... .................................... ..................................
         Kevin Wagner                         Vice President                       AHH
         .................................... .................................... ..................................
         Rebecca Warsofsky                    Vice President                       AHH


(m)      D.F. Dent and Company, Inc.

         The  description of D.F. Dent and Company, Inc. ("D.F. Dent")
         (investment adviser for DF Dent Premier Growth Fund) contained in
         Parts A and B of  post-effective amendment No. 92 (accession number
         0001004402-01-500016) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President                            D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         Century Capital Management Trust     Millennium Funds, Inc.
         Century Shares Trust                 Monarch Funds
         The Cutler Trust                     NBP TrueCrossing Funds
         Forum Funds                          Sound Shore Fund, Inc.
         Memorial Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

        Name                                      Position with Underwriter            Position with Registrant
        ..................................... ................................... ...................................
        John Y. Keffer                                     Director                      Chairman, President
        ..................................... ................................... ...................................
        Ronald H. Hirsch                                  Treasurer                             Treasurer


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on May 4, 2001.


                                    FORUM FUNDS


                                    By:/s/ John Y. Keffer
                                       -----------------------------------------
                                           John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on May 4,
 .


(a)      Principal Executive Officer


         /s/ John Y. Keffer
         --------------------------------------------
         John Y. Keffer
         President and Chan

(b)      Principal Financial Officer


         /s/ Ronald H. Hirsch
         --------------------------------------------
         Ronald H. Hirsch
         Trear

(c)      A majority of the Trustees


         /s/ John Y. Keffer
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/s/ John Y. Keffer
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

      *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California, on the 4th day of May, 2001.

                                  WELLS FARGO CORE TRUST


                                  By   /s/ Dorothy A. Peters
                                      ------------------------------------------
                                       Dorothy A. Peters
                                       Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                       Title                    Date

                                            *Trustee
------------------------------------------------------------------------------
(Robert C. Brown)

                                            *Trustee
------------------------------------------------------------------------------
(Thomas S. Goho)

                                            *Trustee
------------------------------------------------------------------------------
(Peter G. Gordon)

                                            *Trustee
------------------------------------------------------------------------------
(W. Rodney Hughes)

                                            *Trustee
------------------------------------------------------------------------------
(J. Tucker Morse)

                                            *Trustee
------------------------------------------------------------------------------
(Richard M. Leach)

                                            *Trustee
------------------------------------------------------------------------------
(Timothy J. Penny)

                                            *Trustee
------------------------------------------------------------------------------
(Donald C. Willeke)

*By  /s/ Dorothy A. Peters
    --------------------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     May 4, 2001

                                INDEX TO EXHIBITS

(m)(3) Rule 12b-1 Plan, effective April 26, 2001, adopted by Investor Shares of Shaker Fund .